13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549


                                   FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2007
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    JS Asset Management, LLC
Address: One Tower Bridge
         100 Front St, Suite 501
         West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                      City     State              and Date of Signing:
Brian McCafferty           West Conshohocken PA                5/10/2007
--------------------       -----------------------          ---------------
Signature                     City     State                       Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:        $ 215,230
List of Other Included Managers:

Russell Investment Group File# 28-01190



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                               Title of                                       Investment  Discretion Other     Voting Authority
Issuer Name                     Class          Cusip      MKT VAL     Shares   Sole(A)      Shared   Mngrs   Sole  Shared    None
----------------------------------------------------------------------------------------------------------------------------------
AMR Corporation              Common Stock    001765106   1,439,981     47290    Sole        0        0       45230           2060
AU Optronics Corp. ADR       Common Stock    002255107   7,444,022    520561    Sole        0        0      470781          49780
Abitibi Consolidated Inc.    Common Stock    003924107   7,678,493   2722870    Sole        0        0     2395460         327410
Accredited Home Lenders
  Holding Company            Common Stock    00437p107      55,620      6000    Sole        0        0        1000           5000
Aegean Marine Petroleum
  Network Inc                Common Stock    Y0017S102     842,000     50000    Sole        0        0       42800           7200
AirTran Holdings Inc         Common Stock    00949P108     256,750     25000    Sole        0        0       12000          13000
Alcatel ADR                  Common Stock    013904305   9,588,219    811186    Sole        0        0      750026          61160
Alliance Semiconductor Inc.  Common Stock    01877h100     591,689    131195    Sole        0        0       66495          64700
American Axle and
  Manufacturing Holdings     Common Stock    024061103     117,605      4300    Sole        0        0        4300              0
American Equity Investment
  Life Holding Co             Common Stock    025676206     118,170      9000    Sole        0        0        9000             0
American home Mortgage
  Investment Corp            Common Stock    02660R107   1,219,948     45200    Sole        0        0       23300          21900
Annaly Mortgage
  Management Inc.            Common Stock    035710409     396,288     25600    Sole        0        0       25600              0
Arch Coal Inc                Common Stock    039380100     365,211     11900    Sole        0        0       11900              0
BankUnited Financial Corp    Common Stock    06652B103      31,815      1500    Sole        0        0        1500              0
BearingPoint Inc.            Common Stock    074002106   6,566,497    857245    Sole        0        0      772995          84250
Bowater Inc.                 Common Stock    102183100     917,070     38500    Sole        0        0       17800          20700
Cavalier Homes Inc           Common Stock    149507105     173,372     35600    Sole        0        0       35600              0
Champion Enterprises Inc     Common Stock    158496109     315,920     35900    Sole        0        0       17800          18100
Citigroup Inc.               Common Stock    172967101   6,821,905    132877    Sole        0        0      127167           5710
Conseco Inc.                 Common Stock    208464883     107,260      6200    Sole        0        0        6200              0
Cooper Tire & Rubber Co.     Common Stock    216831107     951,080     52000    Sole        0        0       22300          29700
Countrywide Financial Corp.  Common Stock    222372104  10,083,590    299750    Sole        0        0      269700          30050
Cytec Industries Inc.        Common Stock    232820100     494,912      8800    Sole        0        0        3700           5100
Dell Inc.                    Common Stock    24702r101   6,377,412    274770    Sole        0        0      250200          24570
Fannie Mae                   Common Stock    313586109  13,535,949    248002    Sole        0        0      223902          24100
Federated Department
  Stores, Inc.               Common Stock    31410h101      76,135      1690    Sole        0        0           0           1690
Fleetwood Enterprises        Common Stock    339099103     653,366     82600    Sole        0        0       46000          36600
Ford Motor Company           Common Stock    345370860   1,951,986    247400    Sole        0        0      236500          10900
Freddie Mac                  Common Stock    313400301  12,443,285    209166    Sole        0        0      190136          19030
Gencorp Inc                  Common Stock    368682100     174,384     12600    Sole        0        0        7700           4900
General Electric             Common Stock    369604103   2,487,576     70350    Sole        0        0       68240           2110
Genworth Financial Inc.      Common Stock    37247d106   5,590,400    160000    Sole        0        0      154200           5800
Global Power Equipment
  Group Inc.                 Common Stock    37941p108     146,185     86500    Sole        0        0       22300          64200
Horton (D.R.) Inc.           Common Stock    23331a109   5,237,980    238090    Sole        0        0      214800          23290
Hudson Highland Group Inc.   Common Stock    443792106     902,661     57900    Sole        0        0       30400          27500
JP Morgan Chase and Co.      Common Stock    46625h100   5,905,408    122063    Sole        0        0      117283           4780
Learning Tree International
  Inc                        Common Stock    522015106      39,427      3514    Sole        0        0        3514              0
Levitt Corp                  Common Stock    52742P108     121,961     13100    Sole        0        0        2300          10800
Libbey Inc.                  Common Stock    529898108     943,546     67300    Sole        0        0       40000          27300
MGIC Investment Corp.        Common Stock    552848103   1,717,695     29153    Sole        0        0       27863           1290
MasTec Inc.                  Common Stock    576323109     271,947     24700    Sole        0        0       11400          13300
Mirant Corp                  Common Stock    60467R100   8,244,534    203770    Sole        0        0      182100          21670
Motorola Inc                 Common Stock    620076109   2,024,982    114600    Sole        0        0      105900           8700
Nash Finch Co                Common Stock    631158102     461,764     13400    Sole        0        0        8100           5300
Navistar International
  Corp Holding               Common Stock    63934e108      54,900      1200    Sole        0        0        1200              0
New York Community
  Bancorp Inc.               Common Stock    649445103     657,866     37400    Sole        0        0       19400          18000
Nortel Networks Corp.        Common Stock    656568508   1,691,388     70328    Sole        0        0       67393           2935
Novastar Financial Inc       Common Stock    669947400      85,000     17000    Sole        0        0        3000          14000
Oriental Financial Group
  Inc                        Common Stock    68618W100     100,130      8500    Sole        0        0        8500              0
Peabody Energy Corp          Common Stock    704549104   6,567,168    163200    Sole        0        0      149800          13400
Pilgrim's Pride Corp         Common Stock    721467108     703,628     21200    Sole        0        0        9800          11400
Reliant Energy Inc.          Common Stock    75952b105  13,947,221    686379    Sole        0        0      625489          60890
Safeway Inc.                 Common Stock    786514208   2,008,971     54830    Sole        0        0       52230           2600
Sanmina-SCI Corp.            Common Stock    800907107   6,502,744   1796338    Sole        0        0     1621688         174650
Sanofi-Aventis ADR           Common Stock    80105n105   8,223,216    188996    Sole        0        0      174496          14500
Spectrum Brands Inc.         Common Stock    84762L105     519,693     82100    Sole        0        0       39300          42800
Sprint Nextel Corp.          Common Stock    852061100   8,353,776    440600    Sole        0        0      402450          38150
Tenet Healthcare
  Corporation                Common Stock    88033g100   4,375,306    680452    Sole        0        0      617592          62860
Tyco International           Common Stock    902124106   8,603,401    272691    Sole        0        0      254191          18500
Tyson Foods Inc.             Common Stock    902494103   8,095,135    417060    Sole        0        0      399300          17760
UAL Corp.                    Common Stock    902549807   5,175,852    135600    Sole        0        0      130180           5420
US Airways Group Inc.        Common Stock    90341w108     300,168      6600    Sole        0        0        3200           3400
W Holding Company Inc        Common Stock    929251106     720,000    144000    Sole        0        0       74900          69100
Washington Mutual Inc.       Common Stock    939322103  12,169,321    301370    Sole        0        0      269000          32370
Wolverine Tube Inc.          Common Stock    978093102      22,040      9500    Sole        0        0        7600           1900
iShares Russell 1000
  Value Index Fd.            Common Stock    464287598     440,642      5300    Sole        0        0        5300              0
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